Other current and non-current assets (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Other current assets
Other current assets consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	9,546	10,450
Value added tax receivables	1,605	1,031
Other assets	5,517	2,357

Total	16,668	13,838

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	1,365	1,906
Other assets	607	639

Total	1,972	2,545